MCR-Q1

Quarterly Report
February 28, 2026
MFS®  Charter Income Trust

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 130.5%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$811,000	$835,838
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		229,000	237,363
Boeing Co., 6.388%, 5/01/2031		26,000	28,420
Boeing Co., 5.805%, 5/01/2050		73,000	73,295
Bombardier, Inc., 7.5%, 2/01/2029 (n)		266,000	276,531
Bombardier, Inc., 8.75%, 11/15/2030 (n)		120,000	128,561
Bombardier, Inc., 7.25%, 7/01/2031 (n)		311,000	330,877
Bombardier, Inc., 7%, 6/01/2032 (n)		244,000	257,028
Bombardier, Inc., 6.75%, 6/15/2033 (n)		481,000	506,850
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		67,000	71,669
TransDigm, Inc., 6.375%, 3/01/2029 (n)		680,000	698,483
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,124,000	1,169,806
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,062,000	1,083,912
TransDigm, Inc., 6.125%, 7/31/2034 (n)		860,000	873,533
			$6,572,166
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.991%, 11/15/2054 (i)		$3,688,736	$126,288
AA Bond Co. Ltd., 5.5%, 7/31/2032	GBP	100,000	135,881
ACREC 2021-FL1 Ltd., “C”, FLR, 5.931% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$229,500	229,553
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		159,451	161,025
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		79,122	79,879
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.658% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	207,999
AREIT 2022-CRE6 Trust, “C”, FLR, 5.81% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	98,962
AREIT 2022-CRE6 Trust, “D”, FLR, 6.509% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	98,224
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		24,947	25,109
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.382% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		49,408	116,068
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		1,896,662	79,391
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		887,339	42,217
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)		2,159,026	129,961
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.737%, 7/15/2053 (i)		2,627,895	136,481
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)		3,557,190	157,327
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		1,972,804	77,296
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		5,347,606	165,322
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		6,729,783	305,675
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)		2,264,978	107,057
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,919,664	342,615
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.5% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		100,000	100,094
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.05% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		100,000	100,094
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		56,947	58,921
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		56,947	59,336
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		157,260	159,550
BX Trust, 2024-PURE, “A”, FLR, 4.192% (CORRA + 1.9%), 11/15/2041 (n)	CAD	147,723	108,466
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$126,020	126,014
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		88,463	74,967
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	58,043
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		28,421	28,551
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)		1,559,775	43,190
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		986,659	34,883
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)		1,281,114	50,298
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)		4,586,320	46
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		100,000	100,450
ELM Trust, 2024-ELM, “C10”, 5.777%, 6/10/2039 (n)		100,000	100,386
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)		100,000	100,172
Empire District Bondco LLC, 4.943%, 1/01/2033		133,682	135,504
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		18,370	18,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		$38,690	$38,840
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		100,000	102,271
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	102,345
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.915% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		76,266	76,189
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.774% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		100,000	99,878
M&T Bank Auto Receivables Trust, 2025-1A, “A2A”, 4.63%, 5/15/2028 (n)		99,465	99,684
MF1 2022-FL8 Ltd., “C”, FLR, 5.867% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	110,289
MF1 2024-FL14 LLC, “B”, FLR, 6.349% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	350,346
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		1,007,759	43,092
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		2,783,814	102,585
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		71,929	72,398
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		56,850	57,243
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		96,684	97,295
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.581% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	189,678
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)		100,000	99,834
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.268% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		235,000	233,865
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.364% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		100,000	100,000
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		81,250	81,693
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		26,069	26,093
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)		1,913,739	112,152
			$6,475,490
Automotive – 2.1%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,183,000	$1,125,337
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		116,000	118,462
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		290,000	295,141
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		517,000	525,448
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		381,000	399,082
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	332,000	400,295
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$175,000	181,654
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		702,000	694,987
Ford Motor Co., 6.1%, 8/19/2032		29,000	30,355
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	100,000	118,483
Hyundai Capital America, 5.25%, 1/08/2027 (n)		$19,000	19,205
Hyundai Capital America, 6.375%, 4/08/2030 (n)		53,000	56,989
Hyundai Capital America, 4.5%, 9/18/2030 (n)		20,000	20,192
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		342,000	354,093
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		771,000	832,234
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	100,000	119,802
Wabash National Corp., 4.5%, 10/15/2028 (n)		$651,000	599,681
			$5,891,440
Broadcasting – 2.0%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	100,000	$112,400
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		$530,000	490,298
Gray Media, Inc., 9.625%, 7/15/2032 (n)		463,000	481,051
Gray Media, Inc., 7.25%, 8/15/2033 (n)		348,000	359,346
Omnicom Group, Inc., 3.85%, 5/02/2034 (w)	EUR	100,000	118,030
Prosus N.V., 3.061%, 7/13/2031 (n)		$329,000	303,418
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		260,000	245,255
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		630,000	655,987
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		685,000	631,392
Univision Communications, Inc., 8%, 8/15/2028 (n)		347,000	356,439
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		945,000	967,119
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		347,000	355,114
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		630,000	442,575
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		85,000	81,586
			$5,600,010

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.5%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$418,000	$444,720
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		302,000	298,630
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		73,000	73,022
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		447,000	443,210
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		271,000	280,292
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,552,000	1,561,267
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		62,000	60,977
LPL Holdings, Inc., 4%, 3/15/2029 (n)		102,000	100,613
LPL Holdings, Inc., 5.75%, 6/15/2035		18,000	18,387
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	100,000	117,289
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		$846,000	842,815
The Carlyle Group, Inc., 5.05%, 9/19/2035		79,000	78,042
			$4,319,264
Building – 2.5%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$767,000	$803,067
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		519,000	259,032
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		275,000	199,889
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	100,000	133,977
Ferguson Enterprises, Inc., 5%, 10/03/2034		$85,000	86,352
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		27,000	27,575
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		27,000	27,712
Knife River Corp., 7.75%, 5/01/2031 (n)		446,000	464,966
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		447,000	340,803
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		523,000	487,802
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		194,000	195,610
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		580,000	543,518
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		229,000	230,718
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		888,000	912,084
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,498,000	1,556,868
Vulcan Materials Co., 3.5%, 6/01/2030		38,000	37,163
Vulcan Materials Co., 5.7%, 12/01/2054		32,000	32,272
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		681,000	691,445
			$7,030,853
Business Services – 2.4%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	421,000	$527,816
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$712,000	669,469
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		788,000	806,480
CACI International, Inc., 6.375%, 6/15/2033 (n)		830,000	854,478
CACI International, Inc., “A”, 6.375%, 6/15/2033 (n)(w)		225,000	231,636
Fiserv, Inc., 4.4%, 7/01/2049		48,000	37,982
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		579,000	464,253
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		923,000	920,778
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		406,000	414,854
Paychex, Inc., 5.1%, 4/15/2030		24,000	24,510
Paychex, Inc., 5.35%, 4/15/2032		58,000	59,482
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		858,000	861,844
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		863,000	913,929
			$6,787,511
Cable TV – 3.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$469,000	$324,678
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,861,000	1,799,146
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,237,000	1,179,885
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		533,000	487,777
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		18,000	18,865
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		37,000	38,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		35,000	33,234

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Comcast Corp., 6.05%, 5/15/2055		$52,000	$53,246
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	575,434
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		425,000	164,205
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	152,518
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		256,000	256,295
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		176,000	180,008
DISH DBS Corp., 5.125%, 6/01/2029		599,000	534,927
DISH Network Corp., 11.75%, 11/15/2027 (n)		494,000	511,426
EchoStar Corp., 10.75%, 11/30/2029		613,224	669,606
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		526,569	533,285
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	100,000	119,554
Videotron Ltd., 3.625%, 6/15/2029 (n)		$57,000	55,734
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		562,000	470,865
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,190,000	1,032,534
			$9,191,871
Chemicals – 2.3%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$474,000	$483,480
Chemours Co., 4.625%, 11/15/2029 (n)		874,000	827,862
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	148,936
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		606,000	509,040
F.I.S. Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)	EUR	100,000	119,263
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		$286,000	188,124
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	726,000	884,170
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$519,000	531,023
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		282,000	292,801
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		778,000	776,055
SNF Group SACA, 3.375%, 3/15/2030 (n)		805,000	760,692
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		801,000	815,538
			$6,336,984
Computer Software – 2.1%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$614,000	$643,370
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)		344,000	361,060
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		175,000	171,369
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		768,000	768,643
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		465,000	438,865
CoreWeave, Inc., 9.25%, 6/01/2030 (n)		201,000	196,869
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,207,000	1,220,007
Flash Compute LLC, 7.25%, 12/31/2030 (n)		460,000	470,865
Microsoft Corp., 2.525%, 6/01/2050		71,000	44,207
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		718,000	719,407
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		230,000	232,140
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		233,000	228,058
Oracle Corp., 4.95%, 2/04/2031		43,000	42,912
Oracle Corp., 5.35%, 5/04/2033		38,000	38,128
Oracle Corp., 5.7%, 2/04/2036		34,000	34,019
Oracle Corp., 4%, 7/15/2046		31,000	21,626
Sage Group PLC, 3.821%, 2/25/2033	EUR	100,000	118,094
			$5,749,639
Computer Software - Systems – 0.5%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$212,000	$216,081
Virtusa Corp., 7.125%, 12/15/2028 (n)		394,000	345,093
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		734,000	752,329
			$1,313,503

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$460,000	$478,050
Columbia Pipelines Holding Co. LLC, 7.125%, 2/01/2033 (n)		515,000	529,451
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		668,000	664,660
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		646,000	668,607
nVent Finance S.à r.l., 5.65%, 5/15/2033		23,000	24,306
Regal Rexnord Corp., 6.05%, 4/15/2028		75,000	77,769
Smiths Group PLC, 3.625%, 11/13/2033	EUR	100,000	118,132
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$712,000	729,055
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		45,000	47,720
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		43,000	45,252
			$3,383,002
Construction – 0.9%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$695,000	$717,740
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		421,000	411,011
Mattamy Group Corp., 6%, 12/15/2033 (n)		364,000	358,280
New Home Co., 8.5%, 11/01/2030 (n)		597,000	621,667
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		506,000	499,440
			$2,608,138
Consumer Products – 2.1%
Acushnet Co., 5.625%, 12/01/2033 (n)		$897,000	$912,936
Amer Sports Co., 6.75%, 2/16/2031 (n)		507,000	529,002
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		525,000	430,929
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		545,000	579,567
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		473,000	459,470
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		229,000	223,569
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		260,000	192,586
Newell Brands, Inc., 6.375%, 5/15/2030		779,000	781,389
Newell Brands, Inc., 6.625%, 5/15/2032		370,000	369,982
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		515,000	514,626
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		778,000	727,535
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	100,000	117,097
			$5,838,688
Consumer Services – 2.1%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$298,000	$310,174
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		548,000	578,967
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	100,000	123,335
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		$107,000	115,294
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		713,000	672,904
Booking Holdings, Inc., 3%, 11/07/2030	EUR	100,000	118,057
Garda World Security Corp., 6.5%, 1/15/2031 (n)		$290,000	297,936
Garda World Security Corp., 8.375%, 11/15/2032 (n)		713,000	730,252
Pluxee N.V., 3.75%, 9/04/2032	EUR	100,000	119,489
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$775,000	745,972
Service Corp. International, 5.75%, 10/15/2032		1,216,000	1,239,723
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		533,000	478,355
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		226,000	219,255
			$5,749,713
Containers – 0.8%
Ball Corp., 6%, 6/15/2029		$442,000	$455,719
Ball Corp., 2.875%, 8/15/2030		944,000	878,006
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		695,000	691,936
Crown Americas LLC, 5.875%, 6/01/2033 (n)		287,000	294,872
			$2,320,533

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$43,460
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$38,000	$38,513
Broadcom, Inc., 5.2%, 7/15/2035		40,000	41,341
Broadcom, Inc., 5.7%, 1/15/2056		42,000	43,129
Intel Corp., 5.7%, 2/10/2053		45,000	42,738
			$165,721
Emerging Market Quasi-Sovereign – 4.4%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$905,740
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054		862,000	835,644
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		909,000	974,476
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		195,501	201,931
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		400,000	409,600
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		400,000	414,338
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		200,000	205,271
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		318,000	325,038
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		635,000	667,598
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	644,310
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	745,764
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		547,000	566,748
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	533,982
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	542,695
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	98,001
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	720,257
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		669,000	704,938
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		495,000	494,949
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		526,000	526,710
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		516,000	543,793
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	541,035
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		597,000	651,214
			$12,254,032
Emerging Market Sovereign – 12.1%
Czech Republic, 3.5%, 5/30/2035	CZK	2,000,000	$92,241
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	774,432
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		250,000	254,347
Federal Republic of Nigeria, 7.875%, 2/16/2032		326,000	341,268
Federative Republic of Brazil, 10%, 1/01/2035	BRL	17,504,000	2,851,845
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	866,000	1,060,136
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)		296,000	352,445
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		272,000	323,677
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$1,052,000	1,056,692
Kingdom of Thailand, 3.45%, 6/17/2043	THB	8,800,000	323,663
Kingdom of Thailand, 2.98%, 6/17/2045		5,700,000	195,470
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	10,106,000	276,992
Oriental Republic of Uruguay, 9.75%, 7/20/2033		6,364,000	188,744
Oriental Republic of Uruguay, 8%, 10/29/2035		8,604,887	234,841
People's Republic of China, 3.13%, 11/21/2029	CNY	2,680,000	417,005
People's Republic of China, 1.43%, 1/25/2030		6,720,000	978,125
People's Republic of China, 1.63%, 10/25/2030		1,800,000	263,342
People's Republic of China, 2.88%, 2/25/2033		8,250,000	1,301,995
People's Republic of China, 1.83%, 8/25/2035		2,100,000	306,626
Republic of Angola, 9.375%, 5/08/2048		$870,000	787,139
Republic of Argentina, 4.125%, 7/09/2035		768,494	579,291
Republic of Bulgaria, 5%, 3/05/2037		688,000	694,935
Republic of Chile, 4.7%, 9/01/2030	CLP	465,000,000	529,312
Republic of Costa Rica, 7.3%, 11/13/2054		$600,000	683,280

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	$1,112,547
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		$200,000	218,405
Republic of Guatemala, 6.05%, 8/06/2031 (n)		430,000	450,902
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	385,014
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	667,450
Republic of Hungary, 6%, 9/26/2035 (n)		537,000	565,166
Republic of Korea, 1.875%, 6/10/2029	KRW	1,057,250,000	706,726
Republic of Korea, 2.5%, 9/10/2030		2,342,000,000	1,573,476
Republic of Korea, 1.5%, 12/10/2030		1,674,000,000	1,069,907
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	214,799
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,082,140
Republic of Peru, 5.375%, 2/08/2035		433,000	447,007
Republic of Peru, 6.85%, 8/12/2035	PEN	2,023,000	645,319
Republic of Poland, 5.375%, 2/12/2035		$502,000	526,529
Republic of Romania, 6.375%, 1/30/2034		692,000	733,003
Republic of Romania, 7.5%, 2/10/2037		646,000	732,230
Republic of Serbia, 1.65%, 3/03/2033	EUR	428,000	436,048
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	347,389
Republic of South Africa, 7.1%, 11/19/2036 (n)		883,000	950,021
Republic of South Africa, 8.75%, 2/28/2048	ZAR	27,655,000	1,760,174
Republic of South Africa, 7.3%, 4/20/2052		$611,000	618,752
Republic of Turkey, 7.625%, 5/15/2034		535,000	574,021
Republic of Turkey, 6.5%, 1/03/2035		314,000	312,520
Sultanate of Oman, 7%, 1/25/2051		800,000	915,317
United Mexican States, 4.75%, 4/27/2032		727,000	713,841
United Mexican States, 7.5%, 5/26/2033	MXN	10,600,000	586,896
United Mexican States, 6.125%, 2/09/2038		$400,000	404,940
United Mexican States, 3.771%, 5/24/2061		440,000	275,660
			$33,894,042
Energy - Independent – 3.2%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$623,000	$629,566
Chord Energy Corp., 6%, 10/01/2030 (n)		316,000	322,794
Chord Energy Corp., 6.75%, 3/15/2033 (n)		613,000	636,659
CNX Resources Corp., 7.25%, 3/01/2032 (n)		707,000	741,357
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,051,000	1,046,937
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		735,000	761,139
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		410,000	415,685
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		771,000	805,894
Matador Resources Co., 6.875%, 4/15/2028 (n)		447,000	456,112
Matador Resources Co., 6.5%, 4/15/2032 (n)		239,000	244,081
Matador Resources Co., 6%, 4/15/2034 (n)(w)		279,000	278,663
Occidental Petroleum Corp., 6.45%, 9/15/2036		27,000	29,410
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		473,000	474,604
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		357,000	374,688
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		313,000	324,106
Pioneer Natural Resources Co., 2.15%, 1/15/2031		44,000	40,497
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		39,000	39,879
SM Energy Co., 8.375%, 7/01/2028 (n)		128,000	132,296
SM Energy Co., 8.625%, 11/01/2030 (n)		201,000	212,728
SM Energy Co., 8.75%, 7/01/2031 (n)		511,000	536,488
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		472,000	484,443
			$8,988,026
Energy - Integrated – 0.2%
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	100,000	$88,432
Orlen S.A., 6%, 1/30/2035		$549,000	584,400
			$672,832

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.7%
Life Time, Inc., 6%, 11/15/2031 (n)		$459,000	$472,774
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		516,000	541,302
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		741,000	758,607
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		289,000	297,622
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	114,000	161,698
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$37,000	38,139
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		38,000	39,366
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		23,000	23,492
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		776,000	788,951
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		360,000	364,498
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		510,000	520,282
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		899,000	898,262
			$4,904,993
Financial Institutions – 5.8%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		$41,000	$41,098
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,064,000	1,117,493
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)		242,000	252,574
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		280,000	292,559
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		593,000	589,907
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)		402,000	400,405
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)		231,000	228,634
Fastighets AB Balder, 3.625%, 8/25/2031	EUR	100,000	118,597
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		$552,000	576,553
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)		289,000	278,740
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)		218,000	225,657
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		693,000	692,927
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		442,000	467,693
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		573,000	590,621
goeasy Ltd., 6.875%, 2/15/2031 (n)		515,000	444,215
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		571,000	564,347
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		243,000	239,948
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		705,000	738,623
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		57,000	58,241
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	235,894
OneMain Finance Corp., 6.625%, 5/15/2029		600,000	612,526
OneMain Finance Corp., 5.375%, 11/15/2029		373,000	368,770
OneMain Finance Corp., 7.5%, 5/15/2031		354,000	365,510
OneMain Finance Corp., 6.75%, 9/15/2033		399,000	396,013
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,656,000	1,657,835
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)		524,000	548,860
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)		502,000	515,739
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		400,000	410,382
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		786,000	812,347
Rocket Cos., Inc., 4%, 10/15/2033 (n)		190,000	174,849
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		738,000	757,789
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	100,000	119,432
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$200,000	203,458
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		459,000	484,325
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		679,000	671,132
			$16,253,693
Food & Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$40,000	$38,481
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	42,296
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	131,235
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	747,083
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		471,000	485,150
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		380,000	386,341

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Flowers Foods, Inc., 5.75%, 3/15/2035		$32,000	$31,703
Flowers Foods, Inc., 6.2%, 3/15/2055		15,000	13,120
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	204,700
Heineken N.V., 3.505%, 5/03/2034	EUR	100,000	119,209
Industrial F&B Investments III, Inc., 7.75%, 2/11/2033 (n)		$115,000	118,028
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		581,000	549,858
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		48,000	49,257
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		26,000	27,473
Kraft Heinz Foods Co., 4.375%, 6/01/2046		58,000	47,606
Magnum ICC Finance B.V., 4%, 11/26/2037	EUR	100,000	117,854
Mars, Inc., 4.8%, 3/01/2030 (n)		$38,000	39,064
Mars, Inc., 5.2%, 3/01/2035 (n)		89,000	92,156
Mars, Inc., 5.7%, 5/01/2055 (n)		61,000	61,857
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	40,000	44,807
Performance Food Group Co., 6.125%, 9/15/2032 (n)		$500,000	513,249
Performance Food Group Co., 5.625%, 3/01/2034 (n)		359,000	360,201
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,158,000	1,133,507
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		471,000	481,046
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		991,000	986,831
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		251,000	256,027
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		498,000	504,124
			$7,582,263
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$79,000	$78,682
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		650,000	695,481
			$774,163
Gaming & Lodging – 2.7%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	100,000	$124,824
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$1,005,000	1,013,043
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		200,000	199,427
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,229,000	1,229,950
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		644,000	600,038
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		287,000	295,390
Las Vegas Sands Corp., 3.9%, 8/08/2029		84,000	82,207
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		460,000	470,016
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		814,000	808,248
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)		315,000	316,978
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,388,000	1,386,044
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		244,000	247,316
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		611,000	614,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		162,000	174,950
			$7,562,917
Industrial – 1.0%
AECOM, 6%, 8/01/2033 (n)		$872,000	$890,976
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,087,000	1,070,656
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		61,000	61,880
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		472,000	480,811
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	100,000	122,535
WSP Global, Inc., 5.548%, 11/22/2030	CAD	75,000	59,663
			$2,686,521
Insurance – 0.1%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$68,000	$57,921
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		69,000	69,511
Mapfre S.A., 3.125%, 1/20/2032	EUR	100,000	118,919
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$58,000	62,581

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$62,000	$67,409
			$376,341
Insurance - Health – 0.4%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	100,000	$136,627
Elevance Health, Inc., 5.375%, 6/15/2034		$39,000	40,597
Humana, Inc., 5.375%, 4/15/2031		31,000	31,948
Humana, Inc., 5.55%, 5/01/2035		53,000	53,932
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		916,000	918,927
UnitedHealth Group, Inc., 5.15%, 7/15/2034		62,000	64,068
			$1,246,099
Insurance - Property & Casualty – 3.3%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$175,000	$178,090
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		795,000	779,695
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		317,000	309,300
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		496,000	505,002
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		465,000	467,552
American International Group, Inc., 5.125%, 3/27/2033		55,000	56,687
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		231,000	224,275
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		574,000	562,282
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	205,000	245,087
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	204,791
Arthur J. Gallagher & Co., 5%, 2/15/2032		12,000	12,264
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		26,000	28,671
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		36,000	35,001
Asurion LLC, 8%, 12/31/2032 (n)		798,000	838,146
Asurion LLC, 8.375%, 2/01/2034 (n)		685,000	681,689
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		944,000	947,096
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		229,000	221,786
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	75,000	55,935
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$55,000	57,362
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		55,000	57,023
Hub International Ltd., 5.625%, 12/01/2029 (n)		201,000	197,878
Hub International Ltd., 7.25%, 6/15/2030 (n)		850,000	876,736
Hub International Ltd., 7.375%, 1/31/2032 (n)		348,000	354,203
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	100,000	117,147
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		$35,000	36,010
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		37,000	35,454
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		1,138,000	1,157,740
			$9,242,902
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)		$743,000	$740,042
Snap, Inc., 6.875%, 3/15/2034 (n)		175,000	174,466
			$914,508
International Market Quasi-Sovereign – 0.3%
Aena SME S.A., 3.5%, 1/22/2036	EUR	100,000	$118,536
Belfius Bank S.A., 4% to 4/29/2033, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 4/29/2038		100,000	118,803
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		40,000	48,120
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		100,000	118,255
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	208,954
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	100,000	120,279
Swisscom Finance B.V., 3.625%, 11/17/2037		100,000	118,005
			$850,952

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – 6.8%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	1,987,000	$1,090,698
Commonwealth of Australia, 3%, 3/21/2047		378,000	196,615
Government of Bermuda, 5%, 7/15/2032 (n)		$898,000	914,613
Government of Canada, 2.75%, 12/01/2055	CAD	439,000	270,455
Government of Japan, 1.3%, 9/20/2030	JPY	84,000,000	532,051
Government of Japan, 0.2%, 6/20/2036		68,000,000	356,318
Government of Japan, 1.1%, 6/20/2043		48,000,000	235,978
Government of Japan, 0.4%, 3/20/2050		143,550,000	487,407
Government of Japan, 0.7%, 12/20/2051		140,500,000	490,583
Government of Japan, 2.4%, 3/20/2055		87,500,000	462,167
Government of New Zealand, 4.5%, 5/15/2030	NZD	453,000	281,278
Government of New Zealand, 1.5%, 5/15/2031		951,000	509,384
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	301,000	360,858
Kingdom of Spain, 3.9%, 7/30/2039 (n)		730,000	911,992
Republic of France, 2.7%, 2/25/2031 (n)		635,000	755,830
Republic of France, 3.5%, 11/25/2035 (n)		305,000	368,583
Republic of France, 4.1%, 5/25/2046 (n)		306,000	370,815
Republic of France, 3.25%, 5/25/2055 (n)		647,000	646,041
Republic of Iceland, 5%, 11/15/2028	ISK	32,400,000	253,659
Republic of Iceland, 6.5%, 1/24/2031		28,900,000	234,517
Republic of Italy, 2.85%, 2/01/2031	EUR	394,000	471,349
Republic of Italy, 1.45%, 3/01/2036		1,125,000	1,125,808
Republic of Italy, 4.1%, 4/30/2046 (n)		522,000	632,648
Republic of Italy, 4.3%, 10/01/2054 (n)		2,063,000	2,499,350
State of Israel, 5%, 1/13/2036		$806,000	802,600
United Kingdom Treasury, 4%, 10/22/2031	GBP	515,851	700,449
United Kingdom Treasury, 4.5%, 3/07/2035		350,000	480,954
United Kingdom Treasury, 1.25%, 10/22/2041		2,643,000	2,203,029
United Kingdom Treasury, 1.5%, 7/22/2047		500,000	366,874
			$19,012,903
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	100,000	$118,048
Province of British Columbia, 2.95%, 6/18/2050	CAD	115,000	65,297
			$183,345
Machinery & Tools – 0.7%
CNH Industrial N.V., 3.875%, 9/03/2035	EUR	100,000	$118,053
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$481,000	522,856
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,343,000	1,396,270
			$2,037,179
Major Banks – 1.0%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$18,000	$18,442
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		69,000	63,889
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		100,000	104,748
Ceska Sporitelna A.S., 3.657%, 2/11/2033	EUR	100,000	118,763
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	204,369
Crédit Agricole S.A, 3.875%, 2/16/2038	EUR	100,000	118,212
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$150,000	153,299
Este Group Bank AG, 3.75%, 4/21/2036	EUR	100,000	118,473
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$38,000	38,619
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		73,000	73,757
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		56,000	56,394
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		46,000	48,043
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	96,933
JPMorgan Chase & Co., 3.136% to 2/18/2031, FLR (EURIBOR - 3mo. + 0.76%) to 2/18/2032	EUR	100,000	118,180
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$54,000	56,800
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		28,000	20,001

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
mBank S.A., 3.771%, 3/03/2032	EUR	100,000	$119,054
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$154,000	150,580
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		134,000	139,953
Nationwide Building Society, 3.854% to 2/03/2036, FLR (EURIBOR - 3mo. + 0.995%) to 2/03/2037	EUR	100,000	119,298
NatWest Group PLC, 3.632%, 9/03/2034		110,000	130,604
NatWest Markets PLC, 3.125%, 1/13/2031		100,000	119,131
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$75,000	79,601
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		27,000	28,417
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	180,950
UniCredit S.p.A., 2.875% to 7/15/2029, FLR (EURIBOR - 3mo. + 0.55%) to 7/15/2030	EUR	100,000	118,462
UniCredit S.p.A., 3.725%, 6/10/2035		100,000	119,950
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$38,000	37,804
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		28,000	29,049
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		41,000	38,502
			$2,820,277
Medical & Health Technology & Services – 3.3%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$730,000	$753,614
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		519,000	537,814
Baxter International, Inc., 4.9%, 12/15/2030		17,000	17,108
Baxter International, Inc., 5.65%, 12/15/2035		22,000	22,371
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		566,000	500,407
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,428,000	1,372,068
Concentra, Inc., 6.875%, 7/15/2032 (n)		740,000	772,666
Encompass Health Corp., 4.75%, 2/01/2030		877,000	872,390
Encompass Health Corp., 4.625%, 4/01/2031		246,000	241,510
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	133,000	159,958
HCA, Inc., 5.125%, 6/15/2039		$29,000	28,284
HCA, Inc., 5.7%, 11/15/2055		35,000	33,697
IQVIA, Inc., 5%, 5/15/2027 (n)		427,000	426,066
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	616,928
IQVIA, Inc., 6.25%, 6/01/2032 (n)		537,000	552,399
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		77,000	48,795
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		459,000	479,440
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		47,000	47,751
Star Parent, Inc., 9%, 10/01/2030 (n)		344,000	349,148
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		687,000	686,166
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	100,000	119,634
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$70,000	70,791
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		438,000	438,137
			$9,147,142
Medical Equipment – 0.8%
Abbott Laboratories, 4.65%, 3/15/2036 (w)		$78,000	$78,024
Insulet Corp., 6.5%, 4/01/2033 (n)		708,000	736,372
Medline Borrower LP, 5.25%, 10/01/2029 (n)		833,000	832,934
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		614,000	633,631
			$2,280,961
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$636,000	$590,598
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	100,000	118,644
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		$435,000	464,413
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)		1,119,000	1,084,640
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		154,000	158,606
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		822,000	860,924
Mineral Resources Ltd., 7%, 4/01/2031 (n)		175,000	184,055
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		305,656	184,411
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		55,000	57,163

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		$590,350	$592,341
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		587,000	621,418
			$4,917,213
Midstream – 5.3%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$1,341,000	$1,361,962
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		475,000	495,859
Buckeye Partners LP, 5.85%, 11/15/2043		202,000	190,321
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035		55,000	57,075
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		18,000	19,502
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		59,000	64,344
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		748,000	781,029
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		320,000	330,977
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		78,000	77,053
Energy Transfer LP, 5.95%, 5/15/2054		60,000	57,925
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		606,000	632,631
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034		330,000	333,807
NuStar Logistics LP, 6.375%, 10/01/2030		692,000	728,567
Pembina Pipeline Corp., 5.22%, 6/28/2033	CAD	54,000	42,580
Pembina Pipeline Corp., 4.81%, 3/25/2044		80,000	57,025
Plains All American Pipeline LP, 5.7%, 9/15/2034		$52,000	54,308
Plains All American Pipeline LP, 5.6%, 1/15/2036		30,000	30,755
Prairie Acquiror LP, 9%, 8/01/2029 (n)		542,000	565,569
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		313,000	329,722
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		608,000	626,204
Sunoco LP, 4.625%, 5/01/2030 (n)		712,000	696,656
Sunoco LP, 7.25%, 5/01/2032 (n)		1,021,000	1,078,772
Sunoco LP, 6.625%, 8/15/2032 (n)		288,000	298,108
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		990,000	989,035
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		401,000	415,723
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		224,000	230,206
Targa Resources Corp., 4.95%, 4/15/2052		53,000	45,931
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		412,000	430,533
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		414,000	424,799
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		656,000	703,595
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		788,000	806,941
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		739,000	646,312
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		209,000	231,850
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		552,000	580,935
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		552,000	587,996
			$15,004,607
Mortgage-Backed – 1.8%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$8,137	$8,483
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		30,467	31,297
Fannie Mae, 6%, 8/01/2034 - 8/01/2054		58,186	60,176
Fannie Mae, 3.5%, 12/01/2047		30,095	29,027
Fannie Mae, 2%, 9/25/2050 (i)		76,251	10,258
Fannie Mae, 4%, 9/25/2050 (i)		102,117	19,533
Fannie Mae, 2.5%, 2/25/2051 (i)		86,465	12,351
Fannie Mae, 4.567%, 12/25/2053		92,072	92,577
Fannie Mae, 5.117%, 1/25/2055		132,417	134,018
Fannie Mae, UMBS, 6.5%, 2/01/2043		21,502	22,360
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050		100,232	95,810
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2052		469,674	408,111
Fannie Mae, UMBS, 2%, 8/01/2050 - 11/01/2051		42,953	35,827
Fannie Mae, UMBS, 3%, 5/01/2051 - 12/01/2051		337,262	306,604
Fannie Mae, UMBS, 5%, 8/01/2052		136,618	137,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4%, 10/01/2052	$425,453	$414,665
Fannie Mae, UMBS, 5.5%, 11/01/2052	84,429	86,155
Freddie Mac, 1.373%, 3/25/2027 (i)	448,000	5,606
Freddie Mac, 0.124%, 2/25/2028 (i)	36,576,000	105,152
Freddie Mac, 0.294%, 2/25/2028 (i)	15,572,000	92,217
Freddie Mac, 0.103%, 4/25/2028 (i)	15,983,000	49,557
Freddie Mac, 1.081%, 7/25/2029 (i)	1,819,013	58,866
Freddie Mac, 0.558%, 1/25/2030 (i)	354,737	7,355
Freddie Mac, 1.796%, 4/25/2030 (i)	845,640	55,761
Freddie Mac, 1.839%, 4/25/2030 (i)	731,897	50,240
Freddie Mac, 1.666%, 5/25/2030 (i)	896,340	56,996
Freddie Mac, 1.798%, 5/25/2030 (i)	2,034,877	140,574
Freddie Mac, 1.34%, 6/25/2030 (i)	821,458	42,557
Freddie Mac, 1.597%, 8/25/2030 (i)	719,995	45,591
Freddie Mac, 1.168%, 9/25/2030 (i)	455,646	21,793
Freddie Mac, 1.079%, 11/25/2030 (i)	901,677	41,359
Freddie Mac, 0.319%, 1/25/2031 (i)	3,152,130	38,353
Freddie Mac, 0.509%, 3/25/2031 (i)	3,703,885	78,117
Freddie Mac, 0.937%, 7/25/2031 (i)	670,491	30,844
Freddie Mac, 0.535%, 9/25/2031 (i)	2,699,427	72,164
Freddie Mac, 0.567%, 12/25/2031 (i)	659,754	18,348
Freddie Mac, 6%, 8/01/2034	8,205	8,417
Freddie Mac, 4.767%, 1/25/2054	60,020	60,537
Freddie Mac, 5.167%, 12/25/2054	131,377	133,170
Freddie Mac, 7.617%, 9/25/2055	94,005	98,128
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	170,998	170,313
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	60,046	50,081
Freddie Mac, UMBS, 3%, 4/01/2052	19,563	17,855
Freddie Mac, UMBS, 5%, 11/01/2052	181,862	184,033
Freddie Mac, UMBS, 6%, 8/01/2053	32,871	33,968
Freddie Mac, UMBS, 6.5%, 11/01/2054	60,100	63,060
Ginnie Mae, 2.5%, 8/20/2051	98,091	86,617
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	98,541	90,495
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	86,142	83,662
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	86,778	88,461
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053	152,666	153,808
Ginnie Mae, 5.062%, 9/20/2053	103,763	105,860
Ginnie Mae, 4.961%, 10/20/2053	66,474	67,251
Ginnie Mae, 4.862%, 12/20/2053	106,215	107,230
Ginnie Mae, 4.712%, 10/20/2054	67,413	67,771
Ginnie Mae, 4.912%, 4/20/2055	118,359	119,890
Ginnie Mae, 3.5%, 5/20/2055	0	0
Ginnie Mae, 7.612%, 5/20/2055	78,866	80,923
Ginnie Mae, 6.083%, 6/20/2055	104,476	107,244
Ginnie Mae, 6.157%, 6/20/2055	69,111	69,397
Ginnie Mae, 1.688%, 7/20/2055 (i)	142,634	7,249
Ginnie Mae, 4.462%, 8/20/2065	100,454	100,691
Ginnie Mae, TBA, 3.5%, 4/21/2056	75,000	70,153
		$5,142,914
Municipals – 0.3%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$55,000	$54,037
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	65,000	57,887
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	145,000	144,053
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	135,000	139,517
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	70,000	60,941
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	246,000	245,551
		$701,986

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$89,000	$95,431
ENGIE S.A., 3.25%, 1/11/2032	EUR	100,000	119,031
Vier Gas Transport GmbH, 3.375%, 11/11/2031		100,000	119,506
			$333,968
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$275,000	$190,490
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		305,000	306,162
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		981,000	993,363
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	122,536
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		366,000	460,420
NTT Finance Corp., 3.619%, 3/04/2035 (w)		100,000	118,094
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$234,000	246,363
			$2,437,428
Oil Services – 0.7%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$585,000	$606,049
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		880,000	909,331
Valaris Ltd., 8.375%, 4/30/2030 (n)		550,000	576,792
			$2,092,172
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$35,000	$36,866
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		287,000	287,995
			$324,861
Other Banks & Diversified Financials – 0.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	$211,690
BPCE S.A., 4.125%, 2/27/2039	EUR	100,000	119,202
CaixaBank S.A., 3.375%, 6/26/2035		100,000	118,009
Deutsche Bank AG, 3%, 2/07/2031		100,000	118,475
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$41,000	41,300
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		73,000	78,102
			$686,778
Pharmaceuticals – 1.1%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,129,000	$1,167,536
AbbVie, Inc., 4.4%, 3/15/2033 (w)		71,000	71,298
AbbVie, Inc., 5.35%, 3/15/2044		41,000	41,107
AbbVie, Inc., 5.4%, 3/15/2054		51,000	50,086
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		135,000	125,635
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	170,800
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	100,000	118,725
Eli Lilly & Co., 5.5%, 2/12/2055		$37,000	37,273
Genmab A.S., 6.25%, 12/15/2032 (n)		826,000	857,242
Grifols S.A., 7.125%, 5/01/2030	EUR	380,000	469,132
Merck & Co., Inc., 4.75%, 12/04/2035		$69,000	69,628
			$3,178,462
Pollution Control – 0.7%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$859,000	$879,304
GFL Environmental, Inc., 4%, 8/01/2028 (n)		651,000	640,925
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		288,000	302,069
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		259,000	269,803
			$2,092,101

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$812,000	$814,623
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		615,000	616,454
New Gold, Inc., 6.875%, 4/01/2032 (n)		479,000	509,049
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		53,000	56,840
			$1,996,966
Printing & Publishing – 0.2%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$638,000	$637,993
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$83,000	$82,896
Union Pacific Corp., 3.25%, 2/05/2050		101,000	71,079
			$153,975
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$257,000	$222,046
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		430,000	460,219
			$682,265
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$23,000	$22,818
COPT Defense Properties, 4.5%, 10/15/2030		29,000	29,127
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		49,000	48,964
Corporate Office Property LP, REIT, 2%, 1/15/2029		21,000	19,825
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		36,000	37,712
Highwoods Realty LP, 5.35%, 1/15/2033		57,000	57,342
			$215,788
Real Estate - Other – 1.4%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$29,000	$26,892
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		795,000	780,890
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,156,000	1,187,026
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		114,000	117,965
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)(w)		295,000	297,152
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		691,000	698,222
XHR LP, REIT, 4.875%, 6/01/2029 (n)		732,000	722,055
			$3,830,202
Real Estate - Retail – 0.1%
Hammerson PLC, 3.5%, 4/15/2032	EUR	100,000	$117,927
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	103,936
STORE Capital Corp., REIT, 2.7%, 12/01/2031		6,000	5,367
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		79,000	78,069
			$305,299
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$763,000	$784,717
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		416,000	423,353
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		554,000	532,010
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		809,000	762,984
			$2,503,064
Retailers – 1.2%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,031,913	$1,140,267
Home Depot, Inc., 3.625%, 4/15/2052		112,000	83,286
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		42,000	42,194
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		577,000	604,483
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		487,000	486,542
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	329,677

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Penske Automotive Group Co., 3.75%, 6/15/2029		$659,000	$637,336
			$3,323,785
Specialty Chemicals – 0.0%
Linde PLC, 3.75%, 11/20/2038	EUR	100,000	$118,713
Specialty Stores – 1.6%
Carvana Co., 9%, 6/01/2031 (n)(p)		$1,477,000	$1,619,875
DICK'S Sporting Goods, 4.1%, 1/15/2052		81,000	59,028
Michaels Cos., Inc., 5.25%, 5/01/2028 (n)		306,000	305,863
Michaels Cos., Inc., 7.875%, 5/01/2029 (n)		434,000	435,953
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		830,000	807,345
Michaels Cos., Inc., 11%, 3/15/2034 (n)		232,000	216,842
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		402,000	392,607
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		670,000	677,960
			$4,515,473
Supermarkets – 0.9%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,166,000	$1,202,355
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		972,000	1,019,909
Kroger Co., 5.5%, 9/15/2054		56,000	54,136
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	134,494
			$2,410,894
Telecommunications - Wireless – 1.0%
Altice France S.A., 9.5%, 11/01/2029 (n)		$262,957	$266,993
Altice France S.A., 6.875%, 10/15/2030 (n)		597,561	579,379
Altice France S.A., 6.5%, 4/15/2032 (n)		152,439	145,992
America Movil B.V., 3%, 9/30/2030	EUR	100,000	118,559
Millicom International Cellular S.A., 5.125%, 1/15/2028		$635,400	633,839
T-Mobile USA, Inc., 3.875%, 4/15/2030		46,000	45,646
T-Mobile USA, Inc., 3.2%, 2/19/2032	EUR	100,000	118,212
T-Mobile USA, Inc., 5.05%, 7/15/2033		$60,000	61,892
T-Mobile USA, Inc., 5.75%, 1/15/2034		17,000	18,172
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	100,000	117,882
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		90,000	111,304
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$537,000	567,048
			$2,784,918
Telephone Services – 0.6%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	30,000	$33,120
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$316,769	328,070
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		292,284	303,842
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		587,000	570,906
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		428,000	434,080
			$1,670,018
Tobacco – 0.3%
Imperial Brands Finance PLC, 3.875%, 8/02/2033	EUR	100,000	$118,610
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$731,000	783,894
			$902,504
Transportation - Services – 0.5%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	100,000	$120,354
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034		100,000	118,713
Edge Finco PLC, 8.125%, 8/15/2031	GBP	114,000	164,585
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	60,288
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		38,000	40,093
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	100,000	118,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
RXO, Inc., 6.375%, 5/15/2031 (n)		$401,000	$390,348
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		419,798	145,670
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	100,000	120,165
			$1,278,676
U.S. Treasury Obligations – 21.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,886,000	$10,325,279
U.S. Treasury Bonds, 3.875%, 5/15/2043		8,382,000	7,747,784
U.S. Treasury Bonds, 4.875%, 8/15/2045		13,000	13,522
U.S. Treasury Bonds, 4.625%, 11/15/2045		31,000	31,203
U.S. Treasury Bonds, 4.75%, 11/15/2053		1,481,000	1,504,951
U.S. Treasury Notes, 4.125%, 8/31/2030		6,295,000	6,456,063
U.S. Treasury Notes, 3.625%, 9/30/2030		8,451,000	8,494,245
U.S. Treasury Notes, 4.875%, 10/31/2030		5,878,000	6,220,577
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		13,150,000	12,447,811
U.S. Treasury Notes, 4%, 2/15/2034		2,467,000	2,499,476
U.S. Treasury Notes, 4.625%, 2/15/2035		2,210,000	2,331,377
U.S. Treasury Notes, 4.25%, 5/15/2035		1,213,000	1,244,131
			$59,316,419
Utilities - Electric Power – 4.4%
AEP Transmission Co. LLC, 5.375%, 6/15/2035		$56,000	$58,521
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	28,094
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	78,699
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	19,435
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,425
Bruce Power LP, 2.68%, 12/21/2028	CAD	39,000	28,330
Bruce Power LP, 4.27%, 12/21/2034		93,000	69,175
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$965,000	914,187
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		401,000	406,284
ContourGlobal Power Holdings S.A., 5%, 2/28/2030	EUR	100,000	121,189
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)		100,000	121,189
Duke Energy Carolinas LLC, 4.95%, 1/15/2033		$20,000	20,732
Duke Energy Florida LLC, 6.2%, 11/15/2053		72,000	78,152
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	110,000	129,946
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	69,243
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$200,000	182,232
Energuate Trust, 6.35%, 9/15/2035 (n)		474,000	483,021
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		200,000	214,628
Eversource Energy, 5.5%, 1/01/2034		37,000	38,407
Florida Power & Light Co., 2.875%, 12/04/2051		46,000	29,774
Georgia Power Co., 4.95%, 5/17/2033		55,000	56,799
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		781,000	796,048
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	25,584
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		56,000	57,523
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		1,059,000	1,073,515
NRG Energy, Inc., 6%, 1/15/2036 (n)		873,000	888,506
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		46,000	47,904
Pacific Gas & Electric Co., 6.1%, 1/15/2029		18,000	18,904
Pacific Gas & Electric Co., 6.4%, 6/15/2033		17,000	18,522
PG&E Corp., 5.25%, 7/01/2030		1,328,000	1,329,100
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		416,000	430,353
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		76,000	73,215
PSEG Power LLC, 5.2%, 5/15/2030 (n)		79,000	81,525
Scottish Hydro Electric Power Distribution PLC, 3.375%, 11/02/2033	EUR	100,000	118,009
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$576,300	592,969
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		744,000	757,090
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		287,000	295,084
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	100,000	118,212

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		$125,000	$125,000
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		703,000	703,893
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		157,000	153,488
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		57,000	57,326
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		57,000	57,395
Xcel Energy, Inc., 4.6%, 6/01/2032		19,000	19,141
Xcel Energy, Inc., 5.6%, 4/15/2035		10,000	10,453
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		536,000	556,342
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		473,000	500,836
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		135,000	142,897
			$12,211,296
Utilities - Gas – 0.5%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$47,000	$47,888
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	103,561
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$23,000	23,715
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	709,000	817,388
EP Infrastructure A.S., 4.125%, 2/27/2033		100,000	118,286
EP Infrastructure A.S., 4.375%, 1/29/2034		100,000	119,119
Spire, Inc., 4.6%, 9/01/2031		$90,000	90,725
Spire, Inc., 6.25%, 6/01/2056		69,000	69,450
			$1,390,132
Utilities - Other – 0.0%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	100,000	$119,921
Total Bonds			$366,344,868
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		20,785	$4,860
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$114,783
Total Common Stocks			$119,643

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	6,125	$2,270

Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 3.7% (v)	7,037,393	$7,038,097

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 4/15/2026 @ 3.25%	Put	Citibank N.A.	$6,290,000	N/A	$22,192

Other Assets, Less Liabilities – (33.1)%	(92,853,654)
Net Assets – 100.0%	$280,673,416

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,038,097 and
$366,488,973, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $221,209,471, representing 78.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/2021-6/22/2022	$302,454	$184,411
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

Portfolio of Investments (unaudited) – continued
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 2/28/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,586,364	USD	1,736,221	Barclays Bank PLC	4/17/2026	$104,017
AUD	265,492	USD	178,791	HSBC Bank	4/17/2026	10,110
AUD	80,043	USD	55,865	NatWest Markets PLC	4/17/2026	1,087
CAD	90,939	USD	65,755	BNP Paribas	4/17/2026	1,043
CAD	447,550	USD	323,931	Goldman Sachs International	4/17/2026	4,810
CAD	901,035	USD	651,441	Merrill Lynch International	4/17/2026	10,401
CAD	49,279	USD	35,794	State Street Corp.	4/17/2026	403
CHF	6,288	USD	7,967	HSBC Bank	4/17/2026	251
CNH	698,591	USD	100,656	Goldman Sachs International	4/17/2026	1,473
CNH	4,987,241	USD	719,110	Merrill Lynch International	4/17/2026	9,985
CZK	4,022,668	USD	193,471	Citibank N.A.	4/17/2026	2,768
CZK	15,459,102	USD	741,009	HSBC Bank	4/17/2026	13,138
EUR	98,584	USD	115,633	Barclays Bank PLC	4/17/2026	1,106
EUR	396,413	USD	465,815	Citibank N.A.	4/17/2026	3,599
EUR	5,600,112	USD	6,553,721	HSBC Bank	4/17/2026	77,661
EUR	502,365	USD	587,384	JPMorgan Chase Bank N.A.	4/17/2026	7,492
EUR	132,738	USD	155,077	Merrill Lynch International	4/17/2026	2,105
EUR	840,147	USD	984,894	State Street Corp.	4/17/2026	9,966
EUR	801,957	USD	945,323	UBS AG	4/17/2026	4,315
GBP	172,484	USD	231,854	Citibank N.A.	4/17/2026	626
GBP	1,291,055	USD	1,734,085	JPMorgan Chase Bank N.A.	4/17/2026	6,040
HUF	13,257,408	USD	39,724	State Street Corp.	4/17/2026	1,736
INR	192,157	USD	2,075	JPMorgan Chase Bank N.A.	4/30/2026	28
JPY	60,402,367	USD	382,636	HSBC Bank	4/17/2026	5,644
JPY	60,798,026	USD	385,538	JPMorgan Chase Bank N.A.	4/17/2026	5,285
JPY	7,897,452	USD	50,280	State Street Corp.	4/17/2026	487
KRW	1,128,533,000	USD	772,683	Citibank N.A.	4/15/2026	12,902
KRW	788,412,851	USD	547,623	Citibank N.A.	4/16/2026	1,220
KRW	1,329,774,554	USD	922,497	Goldman Sachs International	4/15/2026	3,175
MXN	16,426,915	USD	913,749	Barclays Bank PLC	4/17/2026	36,375
NOK	7,406,795	USD	756,668	JPMorgan Chase Bank N.A.	4/17/2026	22,115
NZD	360,143	USD	208,444	Barclays Bank PLC	4/17/2026	7,948
PEN	983,694	USD	292,592	Barclays Bank PLC	4/23/2026	227
SGD	316,876	USD	248,096	State Street Corp.	4/17/2026	3,217
TRY	4,896,821	USD	105,650	Barclays Bank PLC	4/17/2026	1,806
TRY	4,841,719	USD	104,444	JPMorgan Chase Bank N.A.	4/17/2026	1,802
TRY	9,738,540	USD	210,014	Merrill Lynch International	4/17/2026	3,689
TWD	11,272,338	USD	359,966	Barclays Bank PLC	4/15/2026	2,156
ZAR	738,136	USD	44,698	Goldman Sachs International	4/17/2026	1,509
USD	79,694	AUD	111,800	State Street Corp.	4/17/2026	147
USD	27,928	CLP	24,144,460	Citibank N.A.	5/15/2026	269
USD	118,465	EUR	100,000	Barclays Bank PLC	4/17/2026	49
USD	356,758	EUR	299,043	HSBC Bank	4/17/2026	2,647
USD	119,504	EUR	99,400	NatWest Markets PLC	4/17/2026	1,799
USD	1,205,447	EUR	1,013,283	State Street Corp.	4/17/2026	5,565

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	71,288	GBP	52,158	Citibank N.A.	4/17/2026	$988
USD	559,817	GBP	412,956	HSBC Bank	4/17/2026	3,223
USD	237,073	JPY	36,551,705	Citibank N.A.	4/17/2026	2,110
USD	364,843	JPY	55,493,691	State Street Corp.	4/17/2026	8,117
USD	326,267	KRW	467,540,000	JPMorgan Chase Bank N.A.	4/15/2026	806
USD	291,542	NZD	485,113	HSBC Bank	4/17/2026	61
USD	301,376	THB	9,311,000	Barclays Bank PLC	4/17/2026	1,016
						$410,514
Liability Derivatives
CLP	571,932,369	USD	661,568	Citibank N.A.	5/15/2026	$(6,375)
CNH	1,926,667	USD	282,402	State Street Corp.	4/17/2026	(739)
EUR	313,223	USD	371,865	HSBC Bank	4/17/2026	(962)
EUR	704,170	USD	843,596	JPMorgan Chase Bank N.A.	4/17/2026	(9,752)
EUR	1,099,428	USD	1,315,893	State Street Corp.	4/17/2026	(14,002)
GBP	78,613	USD	108,206	Goldman Sachs International	4/17/2026	(2,249)
GBP	165,874	USD	225,313	HSBC Bank	4/17/2026	(1,743)
GBP	41,974	USD	57,394	Merrill Lynch International	4/17/2026	(820)
GBP	972,154	USD	1,321,844	State Street Corp.	4/17/2026	(11,544)
IDR	101,343,641	USD	6,039	Citibank N.A.	4/30/2026	(4)
JPY	37,392,797	USD	243,382	HSBC Bank	4/17/2026	(3,012)
JPY	4,465,973	USD	28,738	State Street Corp.	4/17/2026	(30)
KRW	262,213,349	USD	182,600	Barclays Bank PLC	4/15/2026	(70)
NZD	47,435	USD	28,670	State Street Corp.	4/17/2026	(168)
SGD	927,279	USD	737,498	Merrill Lynch International	4/17/2026	(2,075)
SGD	452,830	USD	360,322	State Street Corp.	4/17/2026	(1,184)
USD	606,185	AUD	903,005	Barclays Bank PLC	4/17/2026	(36,316)
USD	394,475	AUD	560,665	State Street Corp.	4/17/2026	(4,446)
USD	70,839	BRL	376,581	Citibank N.A.	5/05/2026	(1,562)
USD	1,329,306	BRL	7,076,693	Goldman Sachs International	5/05/2026	(31,238)
USD	563,238	CAD	769,194	Goldman Sachs International	4/17/2026	(1,761)
USD	2,662,499	CAD	3,682,617	Merrill Lynch International	4/17/2026	(42,510)
USD	191,844	CAD	262,952	State Street Corp.	4/17/2026	(1,304)
USD	14,317	CHF	11,299	HSBC Bank	4/17/2026	(451)
USD	3,215,489	CNH	22,316,777	Goldman Sachs International	4/17/2026	(47,046)
USD	596,504	CZK	12,402,555	Citibank N.A.	4/17/2026	(8,535)
USD	93,424	CZK	1,919,933	State Street Corp.	4/17/2026	(236)
USD	684,268	EUR	579,838	Barclays Bank PLC	4/17/2026	(2,349)
USD	28,785	EUR	24,331	Goldman Sachs International	4/17/2026	(27)
USD	31,369,378	EUR	26,809,580	HSBC Bank	4/17/2026	(377,234)
USD	234,426	EUR	199,257	JPMorgan Chase Bank N.A.	4/17/2026	(1,525)
USD	1,367,154	EUR	1,167,514	State Street Corp.	4/17/2026	(15,360)
USD	9,339,739	GBP	6,953,817	JPMorgan Chase Bank N.A.	4/17/2026	(32,831)
USD	714,959	IDR	12,061,366,367	Merrill Lynch International	4/30/2026	(3,361)
USD	1,413	INR	130,815	JPMorgan Chase Bank N.A.	4/30/2026	(19)
USD	2,948,999	JPY	465,127,284	JPMorgan Chase Bank N.A.	4/17/2026	(40,944)
USD	3,799,961	KRW	5,528,487,855	Citibank N.A.	4/15/2026	(48,487)
USD	394,911	MXN	6,914,185	Goldman Sachs International	4/17/2026	(5,001)
USD	371,171	MXN	6,458,868	State Street Corp.	4/17/2026	(2,406)
USD	720,079	NOK	7,260,293	JPMorgan Chase Bank N.A.	4/17/2026	(43,300)
USD	123,109	NZD	213,467	HSBC Bank	4/17/2026	(5,153)
USD	459,962	NZD	793,450	State Street Corp.	4/17/2026	(16,784)
USD	719,931	SGD	922,664	Merrill Lynch International	4/17/2026	(11,832)
USD	711,712	THB	22,137,802	Barclays Bank PLC	4/17/2026	(2,421)
USD	220,041	THB	6,836,000	JPMorgan Chase Bank N.A.	4/17/2026	(479)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	424,129	TRY	19,477,081	HSBC Bank	4/17/2026	$(3,275)
USD	142,475	ZAR	2,312,548	Barclays Bank PLC	4/17/2026	(2,289)
USD	880,756	ZAR	14,523,317	Merrill Lynch International	4/17/2026	(28,395)
						$(873,606)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	41	$3,062,685	March – 2026	$234
Canadian Treasury Bond 5 yr	Long	CAD	10	845,424	June – 2026	3,049
Euro-Bobl 5 yr	Long	EUR	20	2,775,815	March – 2026	6,261
Euro-BTP 10 yr	Long	EUR	9	1,306,436	March – 2026	26,351
U.S. Treasury Bond 30 yr	Long	USD	4	473,875	June – 2026	3,769
U.S. Treasury Note 2 yr	Long	USD	72	15,067,687	June – 2026	17,743
						$57,407
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	6	$540,332	June – 2026	$(1,909)
Euro-Bund 10 yr	Short	EUR	13	2,000,437	March – 2026	(7,629)
Euro-Buxl 30 yr	Short	EUR	17	2,287,129	March – 2026	(73,439)
Euro-Schatz 2 yr	Short	EUR	37	4,679,267	March – 2026	(4,900)
Long Gilt 10 yr	Short	GBP	9	1,136,231	June – 2026	(9,735)
U.S. Treasury Note 10 yr	Short	USD	57	6,487,313	June – 2026	(58,546)
U.S. Treasury Note 5 yr	Short	USD	271	29,848,109	June – 2026	(163,561)
U.S. Treasury Ultra Note 10 yr	Short	USD	121	14,124,859	June – 2026	(148,871)
						$(468,590)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	15,300,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$10,487	$—	$10,487
11/26/30	CNY	5,300,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	956	—	956
						$11,443	$—	$11,443
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	4,800,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(743)	$9	$(734)
Inflation Swaps
2/12/28	USD	9,300,000	centrally cleared	CPI-U / At Maturity	2.4775% / At Maturity	$(11,439)	$—	$(11,439)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Inflation Swaps − continued
10/14/28	USD	5,500,000	centrally cleared	CPI-U / Annually	2.74% / Annually	$(54,335)	$—	$(54,335)
						$(65,774)	$—	$(65,774)
						$(66,517)	$9	$(66,508)
At February 28, 2026, the fund had cash collateral of $300,000 and other liquid securities collateral with an aggregate value of $1,490,469 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$114,783	$114,783
United Kingdom	4,860	2,270	—	7,130
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	59,316,419	—	59,316,419
Non - U.S. Sovereign Debt	—	66,011,929	—	66,011,929
Municipal Bonds	—	701,986	—	701,986
U.S. Corporate Bonds	—	182,955,802	—	182,955,802
Residential Mortgage-Backed Securities	—	5,808,515	—	5,808,515
Commercial Mortgage-Backed Securities	—	3,067,294	—	3,067,294
Asset-Backed Securities (including CDOs)	—	2,742,595	—	2,742,595
Foreign Bonds	—	45,740,328	—	45,740,328
Purchased Options	—	22,192	—	22,192
Investment Companies	7,038,097	—	—	7,038,097
Total	$7,042,957	$366,369,330	$114,783	$373,527,070
Other Financial Instruments
Futures Contracts – Assets	$57,407	$—	$—	$57,407
Futures Contracts – Liabilities	(468,590)	—	—	(468,590)
Forward Foreign Currency Exchange Contracts – Assets	—	410,514	—	410,514
Forward Foreign Currency Exchange Contracts – Liabilities	—	(873,606)	—	(873,606)
Swap Agreements – Assets	—	11,443	—	11,443
Swap Agreements – Liabilities	—	(66,508)	—	(66,508)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/25	$114,783
Change in unrealized appreciation or depreciation	0
Balance as of 2/28/26	$114,783
At February 28, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,961,567	$26,024,318	$23,947,765	$946	$(969)	$7,038,097

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$41,970	$—